Note 15 - Stockholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			0 Months Ended
	Dec. 23, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 08, 2013 Preferred Stock [Member]
Note 15 - Stockholders' Equity (Details) [Line Items]
Stock Repurchased During Period, Shares		0	0	0
Preferred Stock, Shares Authorized		500,000	500,000
Preferred Stock, Shares Issued	26,000	26,000	26,000
Preferred Stock, Dividend Rate, Per-Dollar-Amount (in Dollars per share)	$ 1,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	833,333
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	4.68
Preferred Stock, Dividend Rate, Percentage		5.00%
Period For Preferred Stock Specified Dividend Rate		5 years
Dividend Rate After Specified Period		9.00%
Number Of Deferred Quarterly Dividend Payments		13
Preferred Stock, Dividend Payment Terms		six
Stock Issued During Period, Value, New Issues (in Dollars)					$ 18.8
Warrant Expiration Periods		10 years
Minimum Core Capital Requirement Percent of Assets		5.00%